EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
EARNINGS PER SHARE

6 EARNINGS PER SHARE

        Earnings per common share for all periods presented has been determined by dividing profit available to common shareholders by the weighted average number of common shares outstanding during the period.

        The following table sets forth the computation of basic and diluted earnings per share ("EPS") for continuing operations, for the years ended December 31:

Continuing operations (In millions of U.S. dollars, except share and per share amounts)	2017	2016	2015
Numerator:
(Loss) / profit for the period attributable to the owners of the parent	(483)	(380)	(917)
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,749	1,749	1,748
Effect of dilutive securities: Employee stock options (in millions)	—	—	1

Denominator for diluted earnings per share (in millions)	1,749	1,749	1,749

Basic (loss) / earnings per share	$(0.28)	$(0.22)	$(0.52)
Diluted (loss) / earnings per share	$(0.28)	$(0.22)	$(0.52)

        The following table sets forth the computation of basic and diluted earnings per share ("EPS") for discontinued operations, for the years ended December 31:

Discontinued operations (In millions of U.S. dollars, except share and per share amounts)	2017	2016	2015
Numerator:
(Loss) / profit for the period attributable to the owners of the parent	—	2,708	262
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,749	1,749	1,748
Effect of dilutive securities: Employee stock options (in millions)	—	—	1

Denominator for diluted earnings per share (in millions)	1,749	1,749	1,749

Basic (loss) / earnings per share	$0.00	$1.55	$0.15
Diluted (loss) / earnings per share	$0.00	$1.55	$0.15